RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 76,082,802	$ 95,791,218
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	87,884,506	83,929,078
Impairment loss in investment in operating limited partnerships	(216,038,394)	(226,099,776)
Historic tax credits - cumulative	978,267	978,267
Less share of loss	(1,117,450)	(1,326,821)
Operating limited partnership impairment loss not recognized for tax purposes	0	3,256,264
Other	57,538,970	57,077,708
Investments in operating limited partnerships - as reported	5,328,701	13,605,938
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,870,528)	(2,702,097)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,054,043	2,747,749
Impairment loss in investment in operating limited partnerships	(1,333,677)	(1,648,785)
Historic tax credits - cumulative	570,617	570,617
Less share of loss	(90,622)	(86,256)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	670,167	1,118,772
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,734,996)	(1,709,448)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,584,152	2,799,954
Impairment loss in investment in operating limited partnerships	(118,301)	(118,301)
Historic tax credits - cumulative	0	0
Less share of loss	(221,074)	(219,339)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(509,781)	(752,866)
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,216,485)	(2,855,486)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,708,122	2,729,559
Impairment loss in investment in operating limited partnerships	(1,618,823)	(1,725,087)
Historic tax credits - cumulative	223,537	223,537
Less share of loss	(25,824)	(25,824)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,929,473	1,653,301
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	656,490	1,047,798
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,436,164	2,074,441
Impairment loss in investment in operating limited partnerships	(6,353,837)	(6,344,121)
Historic tax credits - cumulative	0	0
Less share of loss	(54,934)	(54,934)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,316,117	3,276,816
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(911,837)	(1,087,314)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,148,403	3,181,496
Impairment loss in investment in operating limited partnerships	(1,636,215)	(2,395,773)
Historic tax credits - cumulative	0	0
Less share of loss	(841)	(37,933)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	400,490	339,524
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,280,497	1,546,192
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	467,648	476,326
Impairment loss in investment in operating limited partnerships	(3,245,521)	(3,403,453)
Historic tax credits - cumulative	0	0
Less share of loss	(31,239)	(31,239)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,528,615	1,412,174
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,510,773)	(3,672,336)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,296,972	6,192,769
Impairment loss in investment in operating limited partnerships	(4,338,427)	(5,322,693)
Historic tax credits - cumulative	0	0
Less share of loss	(114,788)	(114,788)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,667,016	2,917,048
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,806,555)	(458,437)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,965,626	2,149,024
Impairment loss in investment in operating limited partnerships	(4,558,902)	(6,453,941)
Historic tax credits - cumulative	0	0
Less share of loss	(204,661)	(266,164)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,604,492	5,029,518
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	8,721,367	9,982,115
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,221,023	3,317,018
Impairment loss in investment in operating limited partnerships	(16,476,882)	(16,711,233)
Historic tax credits - cumulative	0	0
Less share of loss	(79,180)	(99,756)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,613,672	3,511,856
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,533,205)	878,137
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,179,789	7,193,417
Impairment loss in investment in operating limited partnerships	(5,875,856)	(10,932,738)
Historic tax credits - cumulative	0	0
Less share of loss	(204,728)	(265,241)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,434,000	3,126,425
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,088,370	1,798,113
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,318,142	2,714,894
Impairment loss in investment in operating limited partnerships	(6,613,997)	(6,609,159)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,207,485	2,096,152
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(75,435)	2,105,367
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,965,109	7,706,614
Impairment loss in investment in operating limited partnerships	(11,182,057)	(14,021,758)
Historic tax credits - cumulative	0	0
Less share of loss	(89,559)	(125,347)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,381,942	4,335,124
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,429,738	7,183,259
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,317,426	5,680,810
Impairment loss in investment in operating limited partnerships	(14,763,087)	(14,759,194)
Historic tax credits - cumulative	184,113	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,831,810	1,711,012
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,589,822	5,219,230
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,659,844	2,093,741
Impairment loss in investment in operating limited partnerships	(9,162,728)	(9,101,023)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,913,062	1,788,052
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,558,773	4,847,738
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,821,899	4,593,961
Impairment loss in investment in operating limited partnerships	(10,625,803)	(11,601,216)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,245,131	2,159,517
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,244,912	5,042,852
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,511,421	2,825,313
Impairment loss in investment in operating limited partnerships	(11,273,719)	(11,273,719)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,517,386	3,405,554
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,233,303	667,274
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,659,966	1,170,643
Impairment loss in investment in operating limited partnerships	(7,246,265)	(7,216,579)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,352,996	5,378,662
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,065,352	2,510,968
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,441,485	5,018,176
Impairment loss in investment in operating limited partnerships	(7,792,558)	(8,855,671)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(714,279)	1,326,527
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,284,314	6,780,035
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,627,297	3,181,015
Impairment loss in investment in operating limited partnerships	(10,527,541)	(10,498,790)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	615,930	537,740
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,738,394	5,291,296
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,876,967	3,282,894
Impairment loss in investment in operating limited partnerships	(7,438,510)	(7,420,197)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(1,176,851)	(1,153,993)
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,248,337	8,209,133
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,365,798	639,318
Impairment loss in investment in operating limited partnerships	(10,639,800)	(10,596,325)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,025,665	1,747,874
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	768,256	1,583,326
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,219,955	1,480,788
Impairment loss in investment in operating limited partnerships	(7,005,127)	(6,968,657)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,016,916	3,904,543
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,533,010	6,214,105
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,319,513	1,497,482
Impairment loss in investment in operating limited partnerships	(10,428,111)	(10,059,798)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,575,588	2,458,129
Investments in operating limited partnerships - as reported	0	109,918
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,665,048	8,778,167
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,380,028	1,834,207
Impairment loss in investment in operating limited partnerships	(13,050,566)	(11,853,725)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,183,820	2,709,259
Investments in operating limited partnerships - as reported	178,330	1,467,908
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,396,639	3,800,040
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,122,647	6,568,883
Impairment loss in investment in operating limited partnerships	(6,453,489)	(8,041,733)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	3,256,264
Other	1,934,203	(4,504,236)
Investments in operating limited partnerships - as reported	0	1,079,218
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	12,010,027	13,291,628
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	194,482	778,586
Impairment loss in investment in operating limited partnerships	(14,657,544)	(12,456,025)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,457,527	3,339,358
Investments in operating limited partnerships - as reported	2,004,492	4,953,547
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	10,229,967	11,499,563
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	20,585	0
Impairment loss in investment in operating limited partnerships	(11,621,051)	(9,710,082)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,516,378	4,205,866
Investments in operating limited partnerships - as reported	$ 3,145,879	$ 5,995,347